Other comprehensive loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other comprehensive loss, ending	R$ 46,374	R$ (401,002)
Actuarial gains (losses)	447,376	511,152	R$ (363,059)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, ending	212,114	95,075
Actuarial gains (losses)	117,039
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss, ending	(165,740)	R$ (496,077)
Actuarial gains (losses)	R$ 330,337